Loans - Summary of loan portfolio according to classification and subsequent measurement (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Unearned interest and deferred fees	$ 0
Loans at FVTPL	5,313	$ 4,949	$ 6,492
Loans at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Loans	5,734,605	4,911,397
Interest receivable	23,308	27,350
Loss allowances	(41,476)	(41,165)
Unearned interest and deferred fees	(8,728)	(5,884)
Loans at amortized cost	5,707,709	4,891,698
Loans at FVTPL	5,313	4,949
Loans, net	5,713,022	4,896,647
At fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Loans	5,739,918	4,916,346
At fair value through profit or loss | Level 3
Disclosure of detailed information about financial instruments [line items]
Loans at FVTPL	5,300	4,900
At fair value through profit or loss | Loans at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Loans at FVTPL	$ 5,313	$ 4,949	$ 0